Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

As of June 30, 2025 and December 31, 2024, intangible assets consisted of the following:

Cost	Tradenames	Licenses	Crypto Currency	Total
Balance as of January 1, 2024	$1,540,000	$1,850,000	$-	$3,390,000
Additions	-	-	346,777	346,777
Change in value	-	-	20,376	20,376
Impairment	(847,000)	-	-	(847,000)
Balance as of December 31, 2024	$693,000	$1,850,000	$367,153	$2,910,153
Additions	-	300,000	405,650	705,650
Change in value	-	-	40,337	40,337
Disposal	-	-	(403,622)	(403,622)
Balance as of June 30, 2025	$653,000	$2,150,000	$409,518	$3,252,518

Accumulated Depreciation
Balance as of January 1, 2024	$(154,000)	$(185,000)	$-	$(339,000)
Amortization	(154,000)	(185,000)	-	(339,000)
Balance as of December 31, 2024	$(308,000)	$(370,000)	$-	$(678,000)
Amortization	(23,865)	(92,502)	-	(116,367)
Balance as of June 30, 2025	$(331,865)	$(462,502)	$-	$(794,367)

Net Book Value
June 30, 2025	$361,135	$1,687,498	$409,518	$2,458,151
December 31, 2024	$385,000	$1,480,000	$367,153	$2,232,153

As of December 31, 2024 and 2023, intangible assets consisted of the following:

Cost	Tradenames	Licenses	Crypto Currency	Total
Balance as of January 1, 2023	$8,400,000	$20,900,000	$-	$29,300,000
Additions	1,540,000	1,850,000	-	3,390,000
Impairment	(8,400,000)	(20,900,000)	-	(29,300,000)
Balance as of December 31, 2023	$1,540,000	$1,850,000	$-	$3,390,000
Additions	-	-	346,777	346,777
Change in fair value	-	-	20,376	20,376
Impairment	(847,000)	-	-	(847,000)
Balance as of December 31, 2024	$693,000	$1,850,000	$367,153	$2,910,153

Accumulated Amortization
Balance as of January 1, 2023	$-	$-	$-	$-
Amortization	(154,000)	(185,000)	-	(339,000)
Balance as of December 31, 2023	$(154,000)	$(185,000)	$-	$(339,000)
Amortization	(154,000)	(185,000)	-	(339,000)
Balance as of December 31, 2024	$(308,000)	$(370,000)	$-	$(678,000)

Net Book Value
December 31, 2024	$385,000	$1,480,000	$367,153	$2,232,153
December 31, 2023	$1,386,000	$1,665,000	$-	$3,051,000

Schedule of Future Amortization of Intangible Assets

Future amortization of intangible assets are as follows:

Year Ending December 31,
2025	$134,102
2026	263,125
2027	263,125
2028	263,125
2029	263,125
Thereafter	862,033

Total Future Amortization	$2,048,635

Future amortization of intangible assets are as follows:

Year Ending December 31,
2025	$233,125
2026	233,125
2027	233,125
2028	233,125
2029	233,125
Thereafter	699,375

Total Future Amortization	$1,865,000